Group income statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated operations
Consolidated sales revenue	$ 40,522	$ 40,030	$ 33,781
Net operating costs (excluding items shown separately)	(27,115)	(26,983)	(26,799)
Impairment charges	(132)	(796)	(249)
Net gains on consolidation and disposal of interests in businesses	4,622	2,344	515
Exploration and evaluation costs	(488)	(445)	(497)
Profit/(loss) relating to interests in undeveloped projects	278	(15)	44
Operating profit	17,687	14,135	6,795
Share of profit after tax of equity accounted units	513	339	321
Profit before finance items and taxation	18,200	14,474	7,116
Finance items
Net exchange gains/(losses) on US external debt and intragroup balances	704	(601)	611
Net (losses)/gains on derivatives not qualifying for hedge accounting	(57)	33	(24)
Finance income	249	141	89
Finance costs	(552)	(848)	(1,111)
Amortisation of discount	(377)	(383)	(338)
Net finance income (expense)	(33)	(1,658)	(773)
Profit before taxation	18,167	12,816	6,343
Taxation	(4,242)	(3,965)	(1,567)
Profit after tax for the year	13,925	8,851	4,776
– attributable to owners of Rio Tinto (net earnings)	13,638	8,762	4,617
– attributable to non-controlling interests	$ 287	$ 89	$ 159
Basic earnings per share	$ 793.2	$ 490.4	$ 256.9
Diluted earnings per share	$ 787.6	$ 486.9	$ 255.3